Organization, Description of Business, and Liquidity and Going Concern (Details Narrative) (Allied Integral United Inc) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 29, 2020	Jul. 30, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 29, 2021	Apr. 03, 2021	Dec. 31, 2018	Sep. 30, 2018
Number of shares issued convertible debt		1,181,429
Preferred stock, par value					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Accumulated deficit					$ (331,930,000)	$ (328,973,000)		$ (332,499,000)
Benworth Capital Partners, LLC [Member]
Debt instrument, face amount	$ 4,550,000
Promissory note paid off	2,739,195
Debt instrument, cost	354,357
Proceeds from debt	$ 1,456,448
Debt instrument, maturity date description	This new loan only has a one-year term as compared to the original mortgage which had a maturity date of 2041.
Debt instrument, interest rate percentage	9.95%
Allied Integral United Inc [Member]
Entity incorporation, date of incorporation			Dec. 20, 2017		Dec. 20, 2017
Preferred stock, par value			$ 0.01		$ 0.01	$ 0.01				$ 0.01
Accumulated deficit			$ (52,064,820)		$ (45,522,908)	$ (22,798,067)
Loss from continuing operations			(3,659,192)	$ (2,607,625)	(14,890,610)	(9,560,258)
Net cash used in activities of continuing operations			$ (2,276,797)	$ (1,964,083)	$ (8,977,189)	$ (7,527,219)
Allied Integral United Inc [Member] | Benworth Capital Partners, LLC [Member]
Debt instrument, face amount							$ 4,550,000
Debt instrument, interest rate percentage							9.95%
Allied Integral United Inc [Member] | Series A Convertible Preferred Stock [Member]
Number of shares issued convertible debt			8,076,885		8,076,885
Debt convertible percentage			6.75%		6.75%
Preferred stock, par value			$ 0.01		$ 0.01